Net (Loss) / Income Per Share - Additional Information (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Number of potential dilutive shares that are excluded from computation of dilutive earnings per share	410,659	149,376